Annual Total Returns[BarChart] - Transamerica BlackRock Government Money Market VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	0.01%	0.01%	0.01%	0.01%	1.72%	1.95%	0.29%